Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases Disclosure [Line Items]
Capital leases, 2014	¥ 4,675
Capital leases, 2015	3,297
Capital leases, 2016	1,515
Capital leases, 2017	367
Capital leases, 2018	187
Capital leases, Thereafter	389
Capital leases, Total minimum lease payments	10,430
Less: amounts representing interest	(454)
Present value of net minimum capital lease payments	9,976
Operating lease commitments, 2014	4,300
Operating lease commitments, 2015	3,047
Operating lease commitments, 2016	2,154
Operating lease commitments, 2017	1,284
Operating lease commitments, 2018	639
Operating lease commitments, Thereafter	1,558
Operating lease commitments, Total minimum lease payments	12,982
Capital leases and operating lease commitments, 2014	8,975
Capital leases and operating lease commitments, 2015	6,344
Capital leases and operating lease commitments, 2016	3,669
Capital leases and operating lease commitments, 2017	1,651
Capital leases and operating lease commitments, 2018	826
Capital leases and operating lease commitments, Thereafter	1,947
Capital leases and operating lease commitments, Total minimum lease payments	¥ 23,412